Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets
Accrued payroll	$ 0	$ 5,141
Provision of allowance for doubtful accounts	896	478
Deferred revenue-current	447	660
Less: Valuation allowance	(75)	(1,435)
Current deferred tax assets, net	1,268	4,844
Noncurrent deferred tax assets
Deferred revenue-noncurrent	743	339
Intangible assets	1,065	953
Fixed assets	108	100
Subsidy income	2,729	270
Promotion fee	30,636	13,894
Unrealized loss on available-for-sale investments	0	2,462
Net operating loss carry forwards	40,154	9,193
Less: Valuation allowance	(38,530)	(10,846)
Noncurrent deferred tax assets, net	36,905	16,365
Noncurrent deferred tax liabilities
Acquired intangible assets	15,582	8,159
Unrealized gain on available-for-sale investments	0	357
Noncurrent deferred tax liabilities	$ 15,582	$ 8,516